First SunAmerica
Life Insurance Company

733 Third Avenue
New York, NY  10017
800-272-3007
Fax: 212-551-5373

                                    [LOGO]   FIRST SUNAMERICA
                                             A SunAmerica Company


VIA EDGAR
---------

December 29, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:  First SunAmerica Insurance Company
     FS Variable Annuity Account Two
     File Nos. 33-81470 and 811-8624
     -------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated December 29, 1997 for FS Variable Annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on December 24, 1997 via EDGAR.

     If you have any further questions regarding this filing, please do not hesitate to call me at (310) 772-6056.



Very truly yours,

/s/ CAROL YEE

Carol Yee
Staff Counsel